Property, Plant and Equipment (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 17, 2020	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Inventory capitalized depreciation costs			$ 11,988	$ 4,825
Average annual interest rate			7.22%	3.20%
Depreciation of property, plant and equipment			$ 6,072	$ 1,747
Impairments			79,418
Deferred rent liability				946
Loss on sale of assets			3,855
Sale of property and related assets			10,966
Impairment losses			43,585
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Transfers			21,100
Cultivation and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Transfers			12,941
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs			2,385	$ 511
Transfers			8,189
Abandonment of commercial administration building
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			1,178
Deferred rent liability			$ 1,116
Sale Of Niagara Facility
Disclosure of detailed information about property, plant and equipment [line items]
Loss on sale of assets	$ 2,219
Sale of property and related assets	$ 12,250
Income based approach | Newstrike
Disclosure of detailed information about property, plant and equipment [line items]
Increase in impairment loss		$ 24,283
Income based approach | DCF analysis, assumption one | Newstrike
Disclosure of detailed information about property, plant and equipment [line items]
Short-term growth rate		10.00%
Terminal value growth rate		3.00%
Decrease in short-term growth rate		1.00%
Decrease in recoverable amount		$ 24,000
Income based approach | DCF analysis, assumption two | Newstrike
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in forecast revenues		3.00%
Decrease in recoverable amount		$ 34,000
Income based approach | DCF analysis, assumption three | Newstrike
Disclosure of detailed information about property, plant and equipment [line items]
Terminal value growth rate		3.00%
Decrease in terminal value growth rate		1.00%
Decrease in recoverable amount		$ 38,000
Income based approach | DCF analysis, assumption four | Newstrike
Disclosure of detailed information about property, plant and equipment [line items]
Post tax discount rate		14.10%
Increase in post tax discount rate		1.00%
Decrease in recoverable amount		$ 59,000